Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Grants	1,103,953	1,150,805
Other Liabilities	536,251	507,321
Grant and other non-current liabilities	1,640,204	1,658,126